Derivatives - Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity (Details) ₩ in Millions, Unit_pure in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Fair value hedges | Interest rate forward and swap
Disclosure of detailed information about hedging instruments [line items]
Notional values		10,339,461	10,347,033	10,112,789
Carrying value of assets	[1]	₩ 45,898	₩ 57,685	₩ 65,787
Carrying value of liabilities	[1]	431,007	579,563	614,219
Changes in fair value in the period		₩ 138,277	₩ 42,787	₩ 246,594
Fair value hedges | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Notional values		434,282	429,939	308,117
Carrying value of assets	[1]	₩ 1,079	₩ 0	₩ 2,949
Carrying value of liabilities	[1]	14,708	39,395	791
Changes in fair value in the period		₩ 14,686	₩ (46,382)	₩ (327)
Fair value hedges | Equity options
Disclosure of detailed information about hedging instruments [line items]
Notional values		0	18,750
Carrying value of assets	[1]	₩ 0
Carrying value of liabilities	[1]	0	₩ 3,941
Changes in fair value in the period		₩ 3,941	₩ 1,109
Cash flow hedges | Currency swap
Disclosure of detailed information about hedging instruments [line items]
Notional values		9,059,478	7,993,851	4,448,030
Carrying value of assets	[1]	₩ 521,120	₩ 539,015	₩ 111,024
Carrying value of liabilities	[1]	344,888	181,413	99,093
Changes in fair value in the period		₩ (218,169)	₩ 314,114	₩ (21,649)
Cash flow hedges | Interest rate forward and swap
Disclosure of detailed information about hedging instruments [line items]
Notional values		3,273,296	2,872,383	2,356,791
Carrying value of assets	[1]	₩ 31,076	₩ 93,562	₩ 53,830
Carrying value of liabilities	[1]	196,244	44,139	90,676
Changes in fair value in the period		₩ (214,598)	₩ 60,694	₩ 99,442
Cash flow hedges | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Notional values		1,898,541	1,723,440	1,150,734
Carrying value of assets	[1]	₩ 1,104	₩ 2,087	₩ 12,593
Carrying value of liabilities	[1]	161,596	138,694	30,925
Changes in fair value in the period		₩ 34,038	₩ (104,727)	₩ 2,170
Hedge of Net Investment | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Notional values		1,380,935	2,191,770	683,382
Carrying value of assets	[1]	₩ 16,814	₩ 10,013	₩ 6,038
Carrying value of liabilities	[1]	0	34,926	2,776
Changes in fair value in the period		₩ 51,154	₩ (41,071)	₩ 4,537
Hedge of Net Investment | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Notional values		1,895,100	1,852,212	1,466,795
Carrying value of assets	[1]	₩ 0	₩ 0	₩ 0
Carrying value of liabilities	[1]	1,891,783	1,848,316	1,462,329
Changes in fair value in the period		₩ 29,364	₩ (181,341)	₩ (4,767)

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets / liabilities etc.